CONTINGENCIES (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 28, 2022 USD ($)	Jan. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2021 USD ($)
Contingencies
Possible unaccrued loss							$ 1,500.0
Tribune Company bankruptcy
Contingencies
Business acquisition price LBO						$ 11,000.0
Facilitation Trading Matters | Subsequent event | Citigroup Global Markets Asia Limited
Contingencies
Settlement amount awarded to other party	$ 44.6
Interchange Fees Litigation
Contingencies
Damages awarded			$ 6,240.0
Reduction in settlement amount awarded to other party			$ 700.0
Parmalat
Contingencies
Damages awarded					$ 431.0
Parmalat | Citibank, N.A. | Milan Court of Appeal
Contingencies
Loss contingency damages sought | €				€ 1,800
Potential reduction in value of damages sought | €		€ 990